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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

COLT DEPOSITOR, LLC

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

____	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________
Date of Report (Date of earliest event reported) __________________
Commission File Number of securitizer: __________________
Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) [ ]
Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]
Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]
X	Rule 15Ga-2 under the Exchange Act (17 CPR 240.15Ga-2)
Central Index Key Number of depositor: 0001675654
COLT 2016-2 Mortgage Loan Trust
(Exact name of issuing entity as specified in its charter)
Central Index Key Number of issuing entity (if applicable): ______________
Central Index Key Number of underwriter (if applicable): ________________

Jeffrey Glick, (212) 849-9631

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE

REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02 Findings and Conclusions of a Third-Party Due Diligence Report Obtained by the Underwriter

Not Applicable

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

COLT DEPOSITOR, LLC

Date: August 30, 2016	/s/ Jeffrey Glick
	Name:	Jeffrey Glick
	Title:	Vice President

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary
99.2	AMC Loan Level Ratings
99.3	AMC Data Compare
99.4	AMC Valuation Summary
99.5	AMC Exception Level Ratings (1)
99.6	AMC Exception Level Ratings (2)
99.7	AMC Rating Agency Grades
99.8	Deloitte & Touche LLP Report of Independent Accountants on Applying Agreed-Upon Procedures

See SEC’s Website for all filed Exhibits